Basis of Preparation and Significant Accounting Policies Basis of Preparation and Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Accounting Pronouncements	Accounting Pronouncements
Accounting Pronouncements Adopted
In March 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. ASU 2022-02, “Financial Instruments—Credit Losses (Topic 326)”. This update is as a result of a post implementation review done on the issued ASU No.2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, addressing “troubled debt restructuring by creditors” and “vintage disclosures”. This update will be effective for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years. During the year, the Company evaluated and considered the provisions of this ASU update and has concluded that there is no material impact on the consolidated financial statements for the current financial year.
Accounting Pronouncements Not Yet Adopted
In March 2022, the FASB issued Accounting Standards Update No. ASU 2022-01, “Derivatives and Hedging (Topic 815): Fair Value Hedging, Portfolio Layer Method”. This update addresses concerns from entities and practitioners regarding the ‘last-of-layer’ method of accounting incorporated in update No. ASU 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities”, issued on 28 August, 2017. This method is meant to achieve fair value hedge accounting for interest rate risk hedges of portfolios of ‘prepayable financial assets’. This ASU will be effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. During the year, the Company evaluated and considered the provisions of this ASU update and has concluded that there is no material impact on the consolidated financial statements for the current financial year.
In June 2022, the FASB issued Accounting Standards Update No. ASU 2022-03, “Fair Value Measurement (Topic 820)”. This update is for entities that have investments in equity securities, measured at fair value, which are subject to a contractual sale restriction. This update will be effective for fiscal years beginning after December 15, 2024 and interim periods within those fiscal years. During the year, the Company evaluated and considered the provisions of this ASU update and has concluded that there is no material impact on the consolidated financial statements for the current financial year.
In September 2022, the FASB issued Accounting Standards Update No. ASU 2022-04, “Liabilities- Supplier Finance Programs (Subtopic 405-50)”. The update has been issued to enhance the transparency of supplier finance program disclosure for all entities that use these programs in connection with the purchase of goods and services. During the year, the Company evaluated and considered the provisions of this ASU update and has concluded that the update has no impact, as the Company does not enter into any such agreement.
In December 2022, the FASB issued Accounting Standards Update No. ASU 2022-05, “Financial Services- Insurance (Topic 944)”. This update reduces the implementation costs and complexity with the adoption of Long Duration Insurance contracts (LDTI) that have been derecognized in accordance with the amendments in this update. These changes eliminate the need to reclassify a portion of previously recognized gains or losses to the LDTI transition adjustment as suggested in the previous ASU issued 2020-11. During the year, the Company evaluated and considered the provisions of this ASU update and has concluded that the update has no impact, as the Company does not write long-duration business.
In December 2022, the FASB issued Accounting Standards Update No. ASU 2022-06, “Reference Rate Reform (Topic 848)”. This update defers the sunset date of Topic 848 (ASU 2020-04) from Dec 31, 2022 to Dec 31, 2024, after which entities will no longer be allowed to use the relief offered in Topic 848. During the year, the Company evaluated and considered the provisions of this ASU update and has concluded that there is no material impact on the consolidated financial statements for the current financial year.
Other accounting pronouncements were issued during the year ended December 31, 2022 which were either not applicable to the Company or did not impact the Company’s consolidated financial statements.
Accounting Pronouncements Adopted in 2023
In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). Among other things, ASU 2017-04 requires the following: (1) the elimination of step two of the goodwill impairment test; entities will no longer utilize the implied fair value of their assets and liabilities for purposes of testing goodwill for impairment, and (2) the quantitative portion of the goodwill impairment test will be performed by comparing the fair value of a reporting unit with its carrying amount; an impairment charge is to be recognized for the excess of carrying amount over fair value, but only to the extent of the amount of goodwill allocated to that reporting unit. The effective date for this ASU was amended via ASU 2019-10, Effective Dates, and became effective for annual periods beginning after December 15, 2022. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.